Computer Hardware and Other Property, Net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Computer hardware			$ 24,620	$ 18,130
Leasehold improvements			12,496	13,298
Furniture, fixtures and equipment			4,412	6,816
Property, Plant and Equipment, Gross, Total	$ 48,509		41,528	38,244
Accumulated depreciation	(25,556)		(23,486)	(17,603)
Total computer hardware and other property, net	22,953		18,042	20,641
Depreciation	$ 2,329	$ 2,051	$ 9,181	$ 9,422	$ 6,997